Annual Total Returns [BarChart] - Voya Small Company Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(2.99%)
2012	14.01%
2013	37.04%
2014	6.00%
2015	(1.26%)
2016	23.84%
2017	10.69%
2018	(16.22%)
2019	25.56%
2020	11.73%